Share-based compensation - Additional Information (Detail)		12 Months Ended
	Oct. 02, 2020 shares kr / shares	Dec. 31, 2021 kr / shares shares	Dec. 31, 2020 shares
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Number of shares issued		1,010,388,454	1,010,388,454
2020 Subscription Rights Incentive Plan [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Shares issued price per share | kr / shares		kr 2.00
2020 Subscription Rights Incentive Plan [Member] | Incentive Subscription Rights [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Number of share options issued in share based payment arrangement	25,962,800
Exercise price of share options issued | kr / shares	kr 1.71
Share based payment arrangement share options expiration date	May 15, 2025
Employee Share Purchase Plan [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Percentage of contribution by employees defined benefit plan		20.00%
Percentage of employees new issue shares purchase price below closing share price at the first and last trading day of contribution period defined benefit plan		85.00%
Number of shares issued		2,946,019